Segment and corporate information - Geographic Information (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [line items]
Revenue external customers	€ 3,975,629,000	€ 4,548,120,000